Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Segment Reporting [Abstract]
Table Of Business Assets And Liabilities Segments

	December 31, 2022	December 31, 2021
Financial assets at amortized cost - Loans and advances	717,096,502	738,256,313
Corporate banking	67,395,683	60,631,384
Small and medium companies	261,891,287	243,198,293
Retail	387,809,532	434,426,636

Other assets	1,234,844,106	1,270,022,667

TOTAL ASSETS	1,951,940,608	2,008,278,980

Financial liabilities at amortized cost – Deposits	1,313,820,228	1,379,790,010
Corporate banking	284,070,714	303,344,471

Small and medium companies	243,413,985	290,098,168
Retail	786,335,529	786,347,371

Other liabilities	276,718,972	310,949,187

TOTAL LIABILITIES	1,590,539,200	1,690,739,197